UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                8/11/2008
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            82
                                         ------------
Form 13F Information Table Value Total:        313603
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/    SH/   PUT/    INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x $1000)   PRN AMT    PRN   CALL    DSCRETN  MANAGERS SOLE SHARED NONE
------------------------------ ---------------  ---------   ------    ------     ---   ----    -------  --------  ---- ------ ---
                                                                                       C>

ADAMS EXPRESS CO 	        COM	        006212104       3695	311840	SH	   	SOLE	NONE	311840
BANCROFT FUND LTD 	        COM	        059695106       5526	305291	SH		SOLE	NONE	305291
BANK OF AMERICA CORPORATION 	COM	        060505104       392	16416	SH		SOLE	NONE	16416
BERKSHIRE HATHAWAY INC DEL	CL A	        084670108	483	4	SH		SOLE	NONE	4
BLACKROCK GLOBAL FLG INC TR 	COM	        091941104	903	62195	SH		SOLE	NONE	62195
BLACKROCK FL INSD MUN 2008 TRM	COM	        09247H106	3627	246400	SH		SOLE	NONE	246400
BLACKROCK NY INSD MUN 2008 T	COM	        09247L107	3046	203200	SH		SOLE	NONE	203200
BLACKROCK DIVID ACHIEVRS TM	COM	        09250N107	3707	375575	SH		SOLE	NONE	375575
BLACKROCK FLA MUN 2020 TERM	COM SHS	        09250M109	2324	187400	SH		SOLE	NONE	187400
BLACKROCK INSD MUN 2008 TRM 	COM	        09247K109	723	48250	SH		SOLE	NONE	48250
BLACKROCK INSD MUN TERM TR I	COM	        092474105	4360	433800	SH		SOLE	NONE	433800
BLACKROCK S&P QLTY RK EQ MD	SHS BEN INT	09250D109	450	31325	SH		SOLE	NONE	31325
BLACKROCK STRAT DIVD ACHIEVE	COM	        09249Y107	4273	410870	SH		SOLE	NONE	410870
CITIGROUP INC 	                COM	        172967101	1702	101542	SH		SOLE	NONE	101542
CHEVRON CORP NEW 	        COM	        166764100	1005	10134	SH		SOLE	NONE	10134
CLAYMORE RAYMOND JAMES SB1 E	COM	        183833102	1358	77760	SH		SOLE	NONE	77760
DEFINED STRATEGY FD INC	        COM	        24476Y100	4595	297576	SH		SOLE	NONE	297576
DREMAN/CLAYMORE DIVID & INC	COM	        26153R100	1397	109961	SH		SOLE	NONE	109961
EATON VANCE TX MGD DIV EQ IN	COM	        27828N102	5885	386176	SH		SOLE	NONE	386176
ELLSWORTH FUND LTD	        COM	        289074106	10545	1369515	SH		SOLE	NONE	1369515
EMERGING MKTS TELECOMNC FD N	COM	        290890102	242	11812	SH		SOLE	NONE	11812
FLAHERTY & CRMN/CLYMR PFD SE 	COM SHS	        338478100	4788	343498	SH		SOLE	NONE	343498
GABELLI DIVD & INCOME TR	COM	        36242H104	4187	237203	SH		SOLE	NONE	237203
GABELLI GLOBAL MULTIMEDIA TR	COM	        36239Q109	5910	563557	SH		SOLE	NONE	563557
GABELLI GLOBAL DEAL FD  	COM SBI	        36245G103	9466	610299	SH		SOLE	NONE	610299
HANOVER INS GROUP INC 	        COM	        410867105	213	5000	SH		SOLE	NONE	5000
INSURED MUN INCOME FD	        COM	        45809F104	279	22276	SH		SOLE	NONE	22276
INVESTMENT GRADE MUN INCOME	COM	        461368102	227	17700	SH		SOLE	NONE	17700
ISHARES INC	                MSCI JAPAN	464286848	4142	332195	SH		SOLE	NONE	332195
ISHARES TR	                LEHMAN AGG BND	464287226	1049	10450	SH		SOLE	NONE	10450
ISHARES TR	                MSCI EAFE IDX	464287465	601	8750	SH		SOLE	NONE	8750
ISHARES TR                     	S&P 100 IND FD	464287101	23846	410145	SH		SOLE	NONE	410145
ISHARES TR 	                S&P NATL MUN B	464288414	13153	132206	SH		SOLE	NONE	132206
ISHARES TR	                LEHMAN 1-3 YR	464288646	6525	64112	SH		SOLE	NONE	64112
JOHN HANCOCK BK &THRIFT OPP	SH BEN INT	409735107	237	51876	SH		SOLE	NONE	51876
JOHNSON & JOHNSON 	        COM	        478160104	322	5000	SH		SOLE	NONE	5000
JP MORGAN CHASE & CO 	        COM	        46625H100	226	6600	SH		SOLE	NONE	6600
LOEWS CORP	                COM	        540424108	1688	36000	SH		SOLE	NONE	36000
LATIN AMERN DISCOVERY FD INC 	COM	        51828C106	283	10488	SH		SOLE	NONE	10488
LIBERTY ALL STAR EQUITY FD	SH BEN INT	530158104	2583	440015	SH		SOLE	NONE	440015
MCDONALDS CORP 	                COM	        580135101	197	3500	SH		SOLE	NONE	3500
METLIFE INC	                COM	        59156R108	212	4010	SH		SOLE	NONE	4010
MFS CHARTER INCOME TR          	SH BEN INT	552727109	6783	823193	SH		SOLE	NONE	823193
MFS INTER INCOME TR             SH BEN INT	55273C107	20730	3322175	SH		SOLE	NONE	3322175
MFS MULTIMARKET INCOME TR	SH BEN INT	552737108	2181	382558	SH		SOLE	NONE	382558
MONEYGRAM INTL INC 	        COM	        60935Y109	270	300000	SH		SOLE	NONE	300000
MORGAN STANLEY HIGH YIELD FD	COM	        61744M104	180	33872	SH		SOLE	NONE	33872
MORGAN STANLEY QULTY 	        MUN SECS	61745P585	225	17550	SH		SOLE	NONE	17550
NUVEEN CORE EQUITY ALPHA FUN	COM	        67090X107	428	29745	SH		SOLE	NONE	29745
NUVEEN FLOATING RATE INCOME	COM	        67072T108	1363	126191	SH		SOLE	NONE	126191
NUVEEN EQTY PRM OPPORTUNITYF	COM	        6706EM102	9652	628765	SH		SOLE	NONE	628765
NUVEEN EQUITY PREM & GROWTH	COM	        6706EW100	2499	162620	SH		SOLE	NONE	162620
NUVEEN FLA QUALITY INCOME MU   	COM	        670978105	3880	315950	SH		SOLE	NONE	315950
NUVEEN MULTI STRAT INC & GR	COM SHS	        67073D102	205	20789	SH		SOLE	NONE	20789
NUVEEN NY MUN VALUE FD          COM	        67062M105	797	84150	SH		SOLE	NONE	84150
NUVEEN PREM INCOME MUN FD      	COM	        67062T100	148	11500	SH		SOLE	NONE	11500
OLD REP INTL CORP 	        COM	        680223104	141	11875	SH		SOLE	NONE	11875
PHARMACEUTICAL HLDRS TR        	DEPOSITORY RCPT	71712A206	7399	111000	SH		SOLE	NONE	111000
PIONEER TAX ADVANTAGE BALANC	COM	        723761102	7868	654541	SH		SOLE	NONE	654541
POWERSHARES EFT TRUST          	FTSE RAFI 1000	73935X583	9560	196299	SH		SOLE	NONE	196299
PROSHARES TR	                ULTRASHT SP500	74347R883	700	10495	SH		SOLE	NONE	10495
PROVIDENT ENERGY TR 	        TR UNIT	        74386K104	120	10500	SH		SOLE	NONE	10500
PUTNAM MANAGED MUN INCM TR     	COM 	        746823103	5984	845129	SH		SOLE	NONE	845129
PUTNAM MASTER INTER INCOME T   	SH BEN INT	746909100	2212	366278	SH		SOLE	NONE	366278
PUTNAM MUN OPPORTUNITES TR     	SH BEN INT	746922103	12550	1163143	SH		SOLE	NONE	1163143
PUTNAM PREMIER INCOME TR       	SH BEN INT	746853100	12015	1995797	SH		SOLE	NONE	1995797
S & P 500 GEARED FD INC	        COM	        78381R105	338	22100	SH		SOLE	NONE	22100
SOVEREIGN BANCORP INC 	        COM	        845905108	118	15965	SH		SOLE	NONE	15965
SPDR TR                        	UNIT SER 1	78462F103	4636	36221	SH		SOLE	NONE	36221
SUNAMERICA FCSED ALPHA GRW F	COM	        867037103	9757	622269	SH		SOLE	NONE	622269
SUNAMERICA FOCUSE ALPHA LC F	COM	        867038101	5111	321831	SH		SOLE	NONE	321831
TRAVELERS COMPANIES INC	        COM	        89417E109	344	7936	SH		SOLE	NONE	7936
TRI CONTL CORP                	COM	        895436103	15897	961133	SH		SOLE	NONE	961133
VAN KAMPEN DYNAMIC CR OPPORT	COM	        921166104	7489	525529	SH		SOLE	NONE	525529
VAN KAMPEN TR INVT GRADE MUN    COM	        920929106	190	13687	SH		SOLE	NONE	13687
VAN KAMPEN BD FD               	COM	        920955101	1177	70800	SH		SOLE	NONE	70800
VERIZON COMMUNICATIONS 	        COM	        92343V104	255	6750	SH		SOLE	NONE	6750
WESTERN ASSET CLAYMORE US TR   	COM SH BEN INT	95766Q106	458	36950	SH		SOLE	NONE	36950
WSTRN ASSET/CLYMR US TR INF     COM	        95766R104	5805	473131	SH		SOLE	NONE	473131
WESTERN ASSET EMRG MKT DEBT	COM	        95766A101	7573	437983	SH		SOLE	NONE	437983
WESTERN ASSET HIGH INCM OPP	COM	        95766K109	66	11750	SH		SOLE	NONE	11750
WESTERN ASSET 2008 WW DRL GO   	COM	        95766W103	6127	604235	SH		SOLE	NONE	604235

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